Fair Value Measurements (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	$ 0
Established in 2015	72,333
Change in Fair Value	647,342
Reclassified to Equity	(719,675)
Balance at the end of the period	$ 0